INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening provision at January 1	$ 366
Released during the year	0	$ (120)	$ 0
Closing provision at December 31	0	366
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	9,781	6,716	6,299
Charged during the year	5,589	5,179	1,567
Utilised during the year	(3,307)	(1,994)	(1,150)
Released during the year	0	(120)	0
Closing provision at December 31	$ 12,063	$ 9,781	$ 6,716